                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-10

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 028-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


     /s/ Joseph W. O'Neill Jr.           West Palm Beach, FL         8-12-10
------------------------------------   ------------------------   --------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-_________________     ___________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           92
Form 13F Information Table Value Total:      198,161
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name
---   --------------------     ----

___   28-_________________     ___________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st United Bancorp  Inc. (FL)  COM              33740N105      368    50000 SH       Sole                    50000
ABBOTT LABORATORIES  COM STK   COM              002824100     3976    85000 SH       Sole                    85000
ABERCROMBIE & FITCH CO CL A    COM              002896207      921    30000 SH  PUT  Sole                    30000
ALLETE INC           COM STK   COM              018522300     1383    40400 SH       Sole                    40400
ALTRIA GROUP INC               COM              02209S103      696    34739 SH       Sole                    34739
AMERICAN WATER WKS  CO INC     COM              030420103     4017   195000 SH       Sole                   195000
AMERIS BANCORP       COM STK   COM              03076K108      767    79438 SH       Sole                    79438
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1322    77100 SH       Sole                    77100
AOL INC                        COM              00184X105      624    30000 SH       Sole                    30000
APOLLO GROUP INC    CL A COM S COM              037604105      161     3800 SH       Sole                     3800
                                                              3822    90000 SH  PUT  Sole                    90000
                                                              2973    70000 SH  PUT  Sole                    70000
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     1627    63000 SH       Sole                    63000
BRIDGEPOINT EDUCATION INC      COM              10807M105     1107    70000 SH  PUT  Sole                    70000
BROADRIDG FIN                  COM              11133T103      953    50000 SH       Sole                    50000
CAPE BANCORP INC    COM        COM              139209100       96    13398 SH       Sole                    13398
CHESAPEAKE UTILITIES CORP COM  COM              165303108     1025    32652 SH       Sole                    32652
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102      530    40000 SH       Sole                    40000
CNO FINANCIAL GROUP INC COM ST COM              12621E103     9044  1827100 SH       Sole                  1827100
DEERE & CO COM                 COM              244199105     4187    75200 SH       Sole                    75200
DINEEQUITY INC       COM STK   COM              254423106      838    30000 SH  PUT  Sole                    30000
                                                               698    25000 SH  PUT  Sole                    25000
                                                              4048   145000 SH  PUT  Sole                   145000
                                                              3071   110000 SH  PUT  Sole                   110000
                                                              1396    50000 SH  PUT  Sole                    50000
                                                               698    25000 SH  PUT  Sole                    25000

EMERSON ELECTRIC CO  COM STK   COM              291011104     1748    40000 SH       Sole                    40000
FIRST CITIZENS BANCSHARES INC  COM              31946M103      962     5000 SH       Sole                     5000
FLOW INTERNATIONAL CORP (FORME COM              343468104     1260   533885 SH       Sole                   533885
FST ADVNTG BNCRP               COM              31848L104      704    67500 SH       Sole                    67500
FTI CONSULTING INC   COM STK   COM              302941109     4795   110000 SH  PUT  Sole                   110000
                                                              2180    50000 SH  PUT  Sole                    50000
GREAT PLAINS ENERGY INC COM ST COM              391164100      851    50000 SH       Sole                    50000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106     3084   120000 SH  PUT  Sole                   120000
                                                              2313    90000 SH  PUT  Sole                    90000
GULF IS FABRICATION INC COM ST COM              402307102     1055    68000 SH       Sole                    68000
Grand Canyon Education Inc     COM              38526M106     1406    60000 SH  PUT  Sole                    60000
HEINZ H J CO         COM STK   COM              423074103     3890    90000 SH       Sole                    90000
HMN FINANCIAL INC    COM STK   COM              40424G108      280    61191 SH       Sole                    61191
INDIANA CMNTY BANCORP COM STK  COM              454674102      311    26000 SH       Sole                    26000
JARDEN CORP          COM STK   COM              471109108     1344    50000 SH  PUT  Sole                    50000
LANCASTER COLONY CORP COM STK  COM              513847103     5336   100000 SH       Sole                   100000
LANCE INC            COM STK   COM              514606102     7979   483896 SH       Sole                   483896
MARKET VECTORS GOLD MINERS     COM              57060U100     1299    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108      772    42000 SH       Sole                    42000
MONROE BANCORP       COM STK   COM              610313108      887   153013 SH       Sole                   153013
MONSANTO CO (NEW)    COM STK   COM              61166W101     2080    45000 SH       Sole                    45000
MVC CAP INC          COM STK   COM              553829102     3578   276900 SH       Sole                   276900
NATURAL RESOURCE PARTNERS L P  COM              63900P103      463    19600 SH       Sole                    19600
NEW YORK TIMES CO   CL A COM S COM              650111107      865   100000 SH       Sole                   100000
NEWMONT MINING CORP  COM STK   COM              651639106     2025    32800 SH       Sole                    32800
NEXTERA ENERGY INC   COM STK   COM              65339F101      975    20000 SH       Sole                    20000
NORDSTROM INC COM              COM              655664100     1288    40000 SH  PUT  Sole                    40000
                                                               966    30000 SH  PUT  Sole                    30000
NORTHFIELD BANCORP             COM              66611L105      723    55682 SH       Sole                    55682
NUCOR CORP           COM STK   COM              670346105      957    25000 SH       Sole                    25000
OLD REP INTL CORP    COM STK   COM              680223104     8635   711900 SH       Sole                   711900
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2453   190600 SH       Sole                   190600

POLO RALPH LAUREN CORP CL A CO COM              731572103     1459    20000 SH  PUT  Sole                    20000
POTLATCH HOLDINGS   INC COM    COM              737630103     1787    50000 SH       Sole                    50000
RADIOSHACK CORP DEL  COM STK   COM              750438103     1366    70000 SH       Sole                    70000
SEACOAST BKG CORP   FLA COMMON COM              811707306       61    45500 SH       Sole                    45500
SPDR GOLD TRUST                COM              78463V107     6369    52342 SH       Sole                    52342
STATOIL ASA (NOR LISTING)      COM              993930WU6      192    10000 SH       Sole                    10000
STRAYER ED INC       COM STK   COM              863236105     2079    10000 SH  PUT  Sole                    10000
                                                              3118    15000 SH  PUT  Sole                    15000
STRYKER CORP COM               COM              863667101     5326   106400 SH       Sole                   106400
TIME WARNER INC                COM              887317303     1783    61666 SH       Sole                    61666
URBAN OUTFITTERS INC COM STK   COM              917047102     1376    40000 SH  PUT  Sole                    40000
VALERO ENERGY CORP             COM              91913Y100      539    30000 SH  CALL Sole                    30000
VF CORP              COM STK   COM              918204108     3061    43000 SH       Sole                    43000
WESTERN UNION CO               COM              959802109     2237   150000 SH       Sole                   150000
WINDSTREAM CP                  COM              97381W104      739    70000 SH       Sole                    70000
WISCONSIN ENERGY CORP COM STK  COM              976657106     1040    20500 SH       Sole                    20500
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     3610    66783 SH       Sole                    66783
FEDERAL NATIONAL    MORTGAGE A PFD              313586737       43   123600 SH       Sole                   123600
FPRS 6.5% CONV PFD             PFD              345395206     2774    62500 SH       Sole                    62500
POSCO SPONS ADR                ADR              693483109     1886    20000 SH  PUT  Sole                    20000
STATOIL ASA                    ADR              85771P102     2681   140000 SH       Sole                   140000
VALE S.A             ADR       ADR              91912E105     2435   100000 SH  PUT  Sole                   100000
                                                              4383   180000 SH  PUT  Sole                   180000
                                                              2435   100000 SH  PUT  Sole                   100000
ABERDEEN ASIA-PACIFIC INCOME F                  003009107     1227   202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR COM                   36242H104      421    35100 SH       Sole                    35100
AMKR CB 2.5 15MAY2011          CONV             031652AX8     2196  2235000 PRN      Sole                  2235000
BBG CB 5 15MAR2028             CONV             06846NAA2     1564  1584000 PRN      Sole                  1584000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      965  1000000 PRN      Sole                  1000000
HTCH CB 3.25 15JAN2026         CONV             448407AF3     2460  3000000 PRN      Sole                  3000000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     2338  2830000 PRN      Sole                  2830000

MTG VRN CB 01APR2063 144A      CONV             552848AB9     6880  8000000 PRN      Sole                  8000000
ORI CB 8 15MAY2012             CONV             680223AF1     4165  3500000 PRN      Sole                  3500000
SNDK CB 1 15MAY2013            CONV             80004CAC5     5355  6000000 PRN      Sole                  6000000